Assets by contractual maturity - Summary of assets by contractual maturity (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks	€ 70,353	€ 90,214	€ 87,614
Loans and advances to banks 3	21,770	16,709
Financial assets at fair value through profit or loss
– Trading assets	72,897	60,229
– Non-trading derivatives	2,463	2,028
– Mandatorily at fair value through profit or loss	56,481	54,983
– Designated as at fair value through profit or loss	5,740	5,775
Financial assets at fair value through other comprehensive income	46,389	41,116
Securities at amortised cost	50,273	48,313
Loans and advances to customers	683,611	647,313
Other assets	13,878	13,618
Total assets	1,023,856	980,299	€ 976,834
Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	2,562	1,885
- Debt securities
Financial assets at fair value through profit or loss
– Mandatorily at fair value through profit or loss	789	894
– Designated as at fair value through profit or loss	4,718	4,470
Financial assets at fair value through other comprehensive income	42,219	38,281
Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	1,608	951
Less than 1 month
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks	70,353	90,214
Loans and advances to banks 3	16,826	11,985
Financial assets at fair value through profit or loss
– Trading assets	22,154	17,000
– Non-trading derivatives	602	138
– Mandatorily at fair value through profit or loss	30,002	32,835
– Designated as at fair value through profit or loss	145	550
Securities at amortised cost	2,075	2,220
Loans and advances to customers	53,672	49,633
Other assets	5,488	5,658
Total assets	201,683	210,812
Less than 1 month | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Less than 1 month | - Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	365	579
Less than 1 month | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	2
1 to 3 months
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks 3	1,254	1,021
Financial assets at fair value through profit or loss
– Trading assets	8,044	7,363
– Non-trading derivatives	368	80
– Mandatorily at fair value through profit or loss	11,263	12,040
– Designated as at fair value through profit or loss	198	200
Securities at amortised cost	2,646	1,142
Loans and advances to customers	26,456	21,298
Other assets	590	257
Total assets	51,279	43,636
1 to 3 months | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
1 to 3 months | - Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	456	232
1 to 3 months | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	4	3
3 to 12 months
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks 3	1,322	1,744
Financial assets at fair value through profit or loss
– Trading assets	14,501	11,448
– Non-trading derivatives	465	297
– Mandatorily at fair value through profit or loss	7,222	5,303
– Designated as at fair value through profit or loss	1,070	792
Securities at amortised cost	5,729	6,667
Loans and advances to customers	61,544	57,516
Other assets	1,058	1,088
Total assets	95,030	86,917
3 to 12 months | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
3 to 12 months | - Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	2,027	2,021
3 to 12 months | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	94	41
More than 1 year but less than 5 years
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks 3	1,759	1,527
Financial assets at fair value through profit or loss
– Trading assets	16,006	13,216
– Non-trading derivatives	356	613
– Mandatorily at fair value through profit or loss	5,931	3,587
– Designated as at fair value through profit or loss	2,110	2,092
Securities at amortised cost	22,838	22,540
Loans and advances to customers	219,414	211,349
Other assets	629	951
Total assets	287,977	270,181
More than 1 year but less than 5 years | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
More than 1 year but less than 5 years | - Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	18,064	13,686
More than 1 year but less than 5 years | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	871	619
>5 years
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks 3	610	431
Financial assets at fair value through profit or loss
– Trading assets	12,192	11,201
– Non-trading derivatives	672	900
– Mandatorily at fair value through profit or loss	1,835	1,040
– Designated as at fair value through profit or loss	2,217	2,141
Securities at amortised cost	16,985	15,744
Loans and advances to customers	322,526	307,517
Other assets	1,107	1,020
Total assets	380,089	362,045
>5 years | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
>5 years | - Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	21,307	21,763
>5 years | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	637	287
Maturity not applicable
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks 3
Financial assets at fair value through profit or loss
– Trading assets
– Non-trading derivatives
– Mandatorily at fair value through profit or loss	228	179
– Designated as at fair value through profit or loss
Securities at amortised cost
Loans and advances to customers
Other assets	5,006	4,645
Total assets	7,796	6,709
Maturity not applicable | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	2,562	1,885
Maturity not applicable | - Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Maturity not applicable | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income